Summary of Fair Value and Related Notional Amounts of Derivative Instruments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of fair value of derivative instruments
Interest receivable	$ 244	$ 196	$ 170
Interest payable	$ 211	$ 227	$ 179